Retirement Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement Benefit Plans
Retirement Benefit Plans

The Company maintains 401(k) profit sharing plans covering substantially all employees. Employees may contribute amounts subject to certain IRS and plan limitations. The Company may make discretionary matching and non-elective contributions, subject to certain limitations. During the years ended December 31, 2013, 2012 and 2011, the Company contributed $1,077, $384 and $163, respectively, to the 401(k) profit sharing plans.